Stock Compensation Plans - Additional Information (Detail) - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 16, 2018	Jan. 03, 2018	Apr. 16, 2017	Oct. 31, 2015	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period from grant date						10 years		10 years
Options outstanding (in shares)					7,454,266	7,454,266		6,083,482	4,841,274
Weighted-average grant date fair value of stock options granted (usd per share)						$ 4.18	$ 2.29	$ 2.34	$ 5.70	$ 5.81
Granted (in shares)						2,815,900		1,405,054
Forfeited or expired (in shares)						1,444,286		159,957
Stock based compensation expense (reversal)					$ (119,000)	$ (357,000)
Reversal of stock-based compensation					1,700,000	(1,700,000)
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost related to unvested employee stock option awards					9,200,000	$ 9,200,000		$ 6,200,000
Remaining weighted-average vesting period						2 years 9 months 18 days		1 year 8 months 12 days
Non-Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost related to unvested employee stock option awards					$ 11,000	$ 11,000		$ 449,000
Remaining weighted-average vesting period						2 years 7 months 6 days		2 years 1 month 6 days
Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant					254,708	254,708					1,850,000
Granted (in shares)						1,699,636
Forfeited or expired (in shares)						104,344
2012 Stock Option Plan And 2014 Equity Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period						1 year		1 year
2012 Stock Option Plan And 2014 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period						4 years		4 years
2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock for annual increase in shares available for issuance	1,200,000							1,200,000
Percentage of outstanding shares of common stock for annual increase in shares available for issuance	3.00%							3.00%
Number of additional shares authorized (in shares)			1,200,000
Shares available for grant					1,548,678	1,548,678		125,000
Share-based Compensation Award, Tranche One | Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage						25.00%
Share-based Compensation Award, Tranche Two | Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage						25.00%
Share-based Compensation Award, Tranche Three | Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage						25.00%
Share-Based Compensation Award, Tranche Four | Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage						25.00%
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reversal of stock-based compensation					$ 873,000	$ (873,000)
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reversal of stock-based compensation					$ 862,000	$ (862,000)
Performance-Based Employee Stock Options | 2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period				3 years
Expiration period from grant date								10 years
Options outstanding (in shares)								647,322
Options exercise price, minimum (usd per share)								$ 4.57
Options exercise price, maximum (usd per share)								$ 7.69
Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost related to unvested employee stock option awards		$ 1,300,000
Subsequent Event | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost related to unvested employee stock option awards		$ 12,700,000
Remaining weighted-average vesting period		2 years 8 months 12 days
Subsequent Event | Non-Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted-average vesting period		2 years